Equity and Other Comprehensive Income (Loss) - Summary of Other Reserves (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Other Reserves [Line Items]
Opening balance on Jan 1	kr 454
Items that will not be reclassiﬁed to proﬁt or loss
Revaluation of borrowings due to change in credit risk	1,030		kr 31	kr 99
Tax on items that will not be reclassified to profit or loss	(3,067)		(682)	880
Cash flow hedge reserve
Gains/losses arising during the period	(701)		(542)	136
Reclassification to profit and loss	280		(96)	281
Gains/losses arising during the period	3,703
Transfer to goodwill	(3,677)
Translation reserves
Changes in translation reserves	7,130	[1]	3,342	(5,376)
Reclassification to profit and loss	(85)	[1]	46	124
Share of other comprehensive income of JV and associated companies	49		28	(81)
Tax on items that have been or may be reclassified to profit or loss	87		126	(86)
Other comprehensive income, net of tax	15,418		5,790	(8,641)
Total comprehensive income	34,530		28,770	8,982
Closing balance on Dec 31	8,201		454
Reserve of exchange differences on translation [member]
Other Reserves [Line Items]
Opening balance on Jan 1	1,206		(2,424)
Items that will not be reclassiﬁed to proﬁt or loss
Revaluation of borrowings due to change in credit risk	0		0
Tax on items that will not be reclassified to profit or loss	0		0
Cash flow hedge reserve
Gains/losses arising during the period	0		0
Reclassification to profit and loss	0		0
Gains/losses arising during the period	0		0
Transfer to goodwill	0		0
Translation reserves
Changes in translation reserves	7,273		3,556
Reclassification to profit and loss	(85)		46
Share of other comprehensive income of JV and associated companies	49		28
Tax on items that have been or may be reclassified to profit or loss	0		0
Other comprehensive income, net of tax	7,237		3,630
Total comprehensive income	7,237		3,630
Transfer to retained earnings	0		0
Closing balance on Dec 31	8,443		1,206	(2,424)
Reserve of cash flow hedges [member]
Other Reserves [Line Items]
Opening balance on Jan 1	(411)		101
Items that will not be reclassiﬁed to proﬁt or loss
Revaluation of borrowings due to change in credit risk	0		0
Tax on items that will not be reclassified to profit or loss	(758)		0
Cash flow hedge reserve
Gains/losses arising during the period	(701)		(542)
Reclassification to profit and loss	280		(96)
Gains/losses arising during the period	3,703		0
Transfer to goodwill	(3,677)		0
Translation reserves
Changes in translation reserves	0		0
Reclassification to profit and loss	0		0
Share of other comprehensive income of JV and associated companies	0		0
Tax on items that have been or may be reclassified to profit or loss	87		126
Other comprehensive income, net of tax	(1,066)		(512)
Total comprehensive income	(1,066)		(512)
Transfer to retained earnings	758		0
Closing balance on Dec 31	(719)		(411)	101
Revaluation Of Borrowings [Member]
Other Reserves [Line Items]
Opening balance on Jan 1	(341)		(366)
Items that will not be reclassiﬁed to proﬁt or loss
Revaluation of borrowings due to change in credit risk	1,030		31
Tax on items that will not be reclassified to profit or loss	(212)		(6)
Cash flow hedge reserve
Gains/losses arising during the period	0		0
Reclassification to profit and loss	0		0
Gains/losses arising during the period	0		0
Transfer to goodwill	0		0
Translation reserves
Changes in translation reserves	0		0
Reclassification to profit and loss	0		0
Share of other comprehensive income of JV and associated companies	0		0
Tax on items that have been or may be reclassified to profit or loss	0		0
Other comprehensive income, net of tax	818		25
Total comprehensive income	818		25
Transfer to retained earnings	0		0
Closing balance on Dec 31	477		(341)	(366)
Other reserves [member]
Other Reserves [Line Items]
Opening balance on Jan 1	454		(2,689)
Items that will not be reclassiﬁed to proﬁt or loss
Revaluation of borrowings due to change in credit risk	1,030		31	99
Tax on items that will not be reclassified to profit or loss	(970)		(6)	(20)
Cash flow hedge reserve
Gains/losses arising during the period	(701)		(542)	136
Reclassification to profit and loss	280		(96)	281
Gains/losses arising during the period	3,703		0
Transfer to goodwill	(3,677)
Translation reserves
Changes in translation reserves	7,273	[1]	3,556	(5,434)
Reclassification to profit and loss	(85)	[1]	46	124
Share of other comprehensive income of JV and associated companies	49		28	(81)
Tax on items that have been or may be reclassified to profit or loss	87		126	(86)
Other comprehensive income, net of tax	6,989		3,143	(4,981)
Total comprehensive income	6,989		3,143	(4,981)
Transfer to retained earnings	758
Closing balance on Dec 31	kr 8,201		kr 454	kr (2,689)

[1]	Changes in translation reserves include changes regarding revaluation of goodwill in local currency of SEK 5,070 million (SEK 2,646 million in 2021 and SEK -3,359 million in 2020).